Transfer of financial assets, assets pledged and received as collateral - Summary of assets pledged as collateral (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets Not Freely Disposable [line items]
Financial assets pledged	€ 100,392	€ 105,944
Financial assets at fair value through profit or loss
Assets Not Freely Disposable [line items]
Financial assets pledged	20,561	28,905
Financial assets at FVOCI
Assets Not Freely Disposable [line items]
Financial assets pledged	1,519	3,037
Securities at amortised cost
Assets Not Freely Disposable [line items]
Financial assets pledged	3,339	3,184
– Cash and balances with central banks
Assets Not Freely Disposable [line items]
Financial assets pledged	499	397
Included in Loans and advances to banks
Assets Not Freely Disposable [line items]
Financial assets pledged	2,672	2,211
Loans and advances to customers
Assets Not Freely Disposable [line items]
Financial assets pledged	71,321	67,706
Other assets
Assets Not Freely Disposable [line items]
Financial assets pledged	€ 479	€ 503